Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

			Group
	2020	2019	2018
	£m	£m	£m
Staff costs:
Wages and salaries	845	866	905
Performance-related payments	99	160	160
Social security costs	102	112	111
Pensions costs: – defined contribution plans	67	67	66
–defined benefit plans	38	35	81
Other share-based payments	4	7	3
Other personnel costs	34	41	50
	1,189	1,288	1,376
Other administration expenses	728	693	809
Depreciation, amortisation and impairment	570	545	378
	2,487	2,526	2,563

Deferred Performance Awards

	Costs recognised in 2020			Costs expected to be recognised in 2021 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	2	7	9	2	9	11
Shares	2	6	8	2	9	11
	4	13	17	4	18	22

Disclosure of Amount of Bonus Awarded to Employees
The following table shows the amount of bonus awarded to employees for the performance year 2020. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	79	131	—	—	79	131
–deferred	9	10	11	17	20	27
Shares award – not deferred	3	10	—	—	3	10
–deferred	8	9	11	17	19	26
Total discretionary bonus	99	160	22	34	121	194